Expense Example - PIMCO Global Advantage Strategy Bond Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	70	221	384	859	482	709	953	1,654